Interest in subsidiary (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Interest In Subsidiary

10.              Interest in subsidiary

The following table presents the financial position of the Company’s 60% owned subsidiary, Bisha Mining Share Company (“BMSC”), as at June 30, 2018 and December 31, 2017. The information is presented on a 100% basis. As at June 30, 2018, BMSC holds cash and cash equivalents of $35,673 (December 31, 2017 – $22,128).

	June 30, 2018	December 31, 2017
Current assets	$143,150	$123,174
Non-current assets	314,074	349,237
Current liabilities	(54,608)	(50,731)
Non-current liabilities	(69,796)	(66,663)
Net assets	$332,823	$355,017
Net assets attributable to non-controlling interest	$133,130	$142,008

The following table presents the financial results of BMSC for the three and six months ended June 30, 2018 and 2017, respectively:

	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Revenues	$76,410	$66,091	$183,156	$137,738
Net income and comprehensive income	269	(65,834)	12,806	(59,727)
Net income and comprehensive income attributable to non-controlling interest	107	(26,335)	5,122	(23,892)

The following table presents the summary cash flow information of BMSC for the three and six months ended June 30, 2018 and 2017, respectively:

	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash provided by operating activities	$9,911	$24,815	$59,453	$21,612
Net cash used in investing activities	(4,184)	(3,861)	(10,908)	(5,301)
Net cash used in financing activities	(35,000)	(10,000)	(35,000)	(10,000)
Increase (decrease) in cash and cash equivalents	$(29,273)	$10,954	$13,545	$6,311

The following table presents the financial position of the Company’s subsidiary, Rakita Exploration doo (“Rakita”), which holds the Timok Project, as at June 30, 2018 and December 31, 2017. The information is presented on a 100% basis.

	June 30, 2018	December 31, 2017
Current assets	$12,447	$2,954
Non-current assets	522,282	510,341
Current liabilities	(3,079)	(6,487)
Non-current liabilities	(76,516)	(51,555)
Net assets	455,134	455,253
Net assets attributable to non-controlling interest	$7,808	$7,339

The following table presents the financial results of Rakita for the three and six months ended June 30, 2018 and 2017, respectively:

	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss and comprehensive loss	$(156)	$(12,067)	$(5,588)	$(22,567)
Net loss and comprehensive loss attributable to non-controlling interest	(65)	(2,289)	(469)	(3,443)

The following table presents the summary cash flow information of Rakita for the three and six months ended
June 30, 2018 and 2017, respectively.

	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash used in operating activities	$(301)	$(11,750)	$(7,950)	$(22,412)
Net cash used in investing activities	(10,041)	661	(11,941)	(1,970)
Net cash provided by financing activities	15,532	9,200	24,961	20,400
Decrease in cash and cash equivalents	$5,190	$(1,889)	$5,070	$(3,982)

BMSC [Member] | Financial Position [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	June 30, 2018	December 31, 2017
Current assets	$143,150	$123,174
Non-current assets	314,074	349,237
Current liabilities	(54,608)	(50,731)
Non-current liabilities	(69,796)	(66,663)
Net assets	$332,823	$355,017
Net assets attributable to non-controlling interest	$133,130	$142,008

BMSC [Member] | Financial Results [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Revenues	$76,410	$66,091	$183,156	$137,738
Net income and comprehensive income	269	(65,834)	12,806	(59,727)
Net income and comprehensive income attributable to non-controlling interest	107	(26,335)	5,122	(23,892)

BMSC [Member] | Cash Flows [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash provided by operating activities	$9,911	$24,815	$59,453	$21,612
Net cash used in investing activities	(4,184)	(3,861)	(10,908)	(5,301)
Net cash used in financing activities	(35,000)	(10,000)	(35,000)	(10,000)
Increase (decrease) in cash and cash equivalents	$(29,273)	$10,954	$13,545	$6,311

Rakita [Member] | Financial Position [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	June 30, 2018	December 31, 2017
Current assets	$12,447	$2,954
Non-current assets	522,282	510,341
Current liabilities	(3,079)	(6,487)
Non-current liabilities	(76,516)	(51,555)
Net assets	455,134	455,253
Net assets attributable to non-controlling interest	$7,808	$7,339

Rakita [Member] | Financial Results [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss and comprehensive loss	$(156)	$(12,067)	$(5,588)	$(22,567)
Net loss and comprehensive loss attributable to non-controlling interest	(65)	(2,289)	(469)	(3,443)

Rakita [Member] | Cash Flows [Member]
Statement Line Items [Line Items]
Interest In Subsidiary
	Three months ended June 30,		Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net cash used in operating activities	$(301)	$(11,750)	$(7,950)	$(22,412)
Net cash used in investing activities	(10,041)	661	(11,941)	(1,970)
Net cash provided by financing activities	15,532	9,200	24,961	20,400
Decrease in cash and cash equivalents	$5,190	$(1,889)	$5,070	$(3,982)